Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of Reserves of Equity [Roll Forward]
Beginning balance	$ 1,448,523	$ 403,059
Options issued in Acquisition	407,768	751,819
Equity component of Convertible Notes issued		8,322
Exercise of stock options and settlement of RSUs and pRSUs	21,755	215,417
Share-based compensation	7,973	4,825
Ending Balance	2,585,345	1,448,523
Reserves
Movement of Reserves of Equity [Roll Forward]
Beginning balance	38,779	27,959
Options issued in Acquisition	8,155	19,777
Equity component of Convertible Notes issued		8,322
Exercise of stock options and settlement of RSUs and pRSUs	(7,869)	(22,104)
Share-based compensation	7,973	4,825
Ending Balance	47,038	38,779
Share-based compensation
Movement of Reserves of Equity [Roll Forward]
Beginning balance	16,854	14,356
Options issued in Acquisition	8,155	19,777
Equity component of Convertible Notes issued		0
Exercise of stock options and settlement of RSUs and pRSUs	(7,869)	(22,104)
Share-based compensation	7,973	4,825
Ending Balance	25,113	16,854
Equity component of Convertible Notes
Movement of Reserves of Equity [Roll Forward]
Beginning balance	18,539	10,217
Options issued in Acquisition	0	0
Equity component of Convertible Notes issued		8,322
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Ending Balance	18,539	18,539
Other
Movement of Reserves of Equity [Roll Forward]
Beginning balance	3,386	3,386
Options issued in Acquisition	0	0
Equity component of Convertible Notes issued		0
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Ending Balance	$ 3,386	$ 3,386